Bank Loans and Debentures (Details) ₪ in Millions, $ in Millions		1 Months Ended					12 Months Ended
	Dec. 02, 2019 ILS (₪)	Jan. 23, 2018 ILS (₪)	Jan. 21, 2018 ILS (₪)	Jan. 16, 2017 ILS (₪)	Sep. 18, 2016 ILS (₪)	Sep. 21, 2010 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Apr. 30, 2016 ILS (₪)	Aug. 31, 2013 ILS (₪)	Jan. 31, 2012 ILS (₪)
Bank Loans and Debentures (Details) [Line Items]
Debenture issued	₪ 100								₪ 148	₪ 180
Description of debentures						The Series B Debentures were denominated in NIS, bear interest at a fixed annual rate of 6.5% which was payable semi-annually. The principal of the Series B Debentures was paid in four annual equal installments from 2016 till 2019.
Aggregate consideration amount			₪ 511
Loan to value (LTV) ratio description							A.The LTV ratio shall not exceed the following during two consecutive quarters: (1) an 80% rate by November 30, 2023; and (2) a 75% rate from December 1, 2023 to the full and final maturity date of the debentures. B.The LTV ratio will first become effective after a period of 24 months from the closing date (December 2, 2019). C.The LTV compliance test will be conducted at the time of inspection, with the first test being conducted at the test date in the calendar quarter during which a period of 24 months from the closing date will expire.
LTV ratio post distribution must not exceed							65.00%	65.00%
Lien on bezeq shares percentage							26.34%	26.34%
Bezeq's issued and paid-up capital percentage							25.00%	25.00%
Gain from debt restructuring							₪ 177
Total consideration							1,068,000
Series B Debenture [Member]
Bank Loans and Debentures (Details) [Line Items]
Debenture issued						₪ 400					₪ 126
Series C Debenture [Member]
Bank Loans and Debentures (Details) [Line Items]
Debenture issued					₪ 1,900
Description of debentures					The principal of the Series C Debentures was payable in four equal instalments on November 30 of each of the years 2020 through 2023 and one instalment payable on November 30, 2024. Each of the first four instalments was equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment was equal to 70% of such principal amount. The annual coupon of the Series C Debentures was 3.6% and is denominated in NIS. The interest on the outstanding principal of the Series C Debentures was payable in semi-annual payments on May 31 and November 30 of each year.
Aggregate amount of debenture private placements		₪ 240		₪ 118
Aggregate consideration amount		₪ 249		₪ 118
Searchlight-fuhrer transaction description	On December 2, 2019 as part of the Searchlight-Fuhrer Transaction, the company completed the following actions: ●Early repayment of NIS 614 par value of its Series C Debentures including payment of accrued interest as of this date; ●Private placement of NIS 310 par value of its Series C Debentures to Internet Gold; ●Exchange of NIS 58 par value of its Series C debentures to new Series D debentures; ●Increased the interest on Series C debentures to 3.85%; ●Replaced all covenants related to credit ratings, book equity, etc with LTV covenants as described below ●Provided Series C and D second lien on the Company’s 26.34% stake in Bezeq ●Completed a public placement of NIS 100 par value of Series E Debentures Series C, D and E Debentures are payable in one payment on November 30, 2024. The annual coupon of the three series is 3.85% and is denominated in NIS. The interest on the outstanding principal of the three Series is payable in semi-annual payments on May 31 and November 30 of each year from 2020 to 2024.
Series C, D and E Debentures [Member]
Bank Loans and Debentures (Details) [Line Items]
Outstanding par value of series debentures							2,036
TACT-Institutional System [Member] | Series 9-10 [Member]
Bank Loans and Debentures (Details) [Line Items]
Debentures traded amount							1,400
Loans from financial institutions							₪ 1,500
Percentage of total shares							50.01%	50.01%
TACT-Institutional System [Member] | Series 9 and 10 One [Member]
Bank Loans and Debentures (Details) [Line Items]
Debentures traded amount							₪ 1,400
Loans from financial institutions							1,500
Unlinked [Member]
Bank Loans and Debentures (Details) [Line Items]
Restricted cash (in Dollars) | $								$ 39
Bezeq [Member]
Bank Loans and Debentures (Details) [Line Items]
Bezeq raised amount							₪ 800
Description of early repayments and debt exchange							In 2019, Bezeq completed the early repayment of a number of loans from financial institutions and banks in the total principal amount of NIS 1.83 billion. In addition, in September 2019, Bezeq completed a tender offer for NIS 444 par value Debentures (Series 7) at a price of 101.50 agorot per NIS 1 par value debenture. In December 2019, Bezeq completed a private exchange of NIS 300 par value its Debentures (Series 6) for an allocation of NIS 337.5 par value Debentures (Series 12) by way of expanding Debentures (Series 12), reflecting an exchange ratio of NIS 1.125 par value for each NIS 1 par value Debentures (Series 6). The Debentures (Series 12) are traded on the TACT Institutional.
Recognized financing cost amount							₪ 93
Recognized financing income							14
Bezeq [Member] | TACT-Institutional System [Member] | Public Debentures [Member]
Bank Loans and Debentures (Details) [Line Items]
Debentures traded amount							1,400
Bank loan amount							1,800
Loans from financial institutions							1,500
Bezeq [Member] | TACT-Institutional System [Member] | Public Debentures One [Member]
Bank Loans and Debentures (Details) [Line Items]
Debentures traded amount							1,400
Loans from financial institutions							1,500
Bezeq [Member] | TACT-Institutional System [Member] | Public Debentures Two [Member]
Bank Loans and Debentures (Details) [Line Items]
Debentures traded amount							1,400
Bezeq [Member] | Series C Debenture [Member] | Public Debentures Two [Member]
Bank Loans and Debentures (Details) [Line Items]
Loans from financial institutions							₪ 1,500